Consolidated Statements of Changes in Equity (Unaudited) - 6 months ended Jun. 30, 2019 - USD ($) shares in Thousands, $ in Thousands	Common Stock	Subscriptions	Additional Paid-In Capital	Accumulated Deficit	Total
Begning balance, shares at Dec. 31, 2018	64,676
Begning balance, amount at Dec. 31, 2018	$ 126,684	$ (868)	$ 36,299	$ (155,113)	$ 7,002
Statement Line Items [Line Items]
Lease adoption prior year cumulative effect				(12)	(12)
Shares issuance for cash and share subscriptions, shares	2,542
Shares issuance for cash and share subscriptions, amount	$ 4,800	279			5,079
Warrant issued			200		200
Stock-based compensation and service fee, shares	2,500
Stock-based compensation and service fee, amount	$ 5,070		(1,760)		3,310
Net loss				(8,014)	(8,014)
Ending balance, shares at Jun. 30, 2019	69,718
Ending balance, amount at Jun. 30, 2019	$ 136,554	$ (589)	$ 34,739	$ (163,139)	$ 7,565